PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.0% of Net Assets
Non-Convertible Bonds – 77.0%
	ABS Car Loan – 1.8%
$ 2,205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	$2,252,494
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	13,082,693
1,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C, 4.530%, 3/20/2023, 144A	1,553,468
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,794,696
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A(a)	6,533,373
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	4,200,171
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,739,030
7,288,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	7,281,270
6,400,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	6,366,549
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A(a)	4,014,473
21,420,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	21,349,376
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027	11,311,710
15,295,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	15,264,976
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	5,242,399
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	6,538,285
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	5,246,154
10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	10,218,085
8,425,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	8,365,149
3,508,407	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	3,506,435

		135,860,786

	ABS Credit Card – 0.0%
1,445,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	1,460,031
1,245,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,247,593

		2,707,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – 3.2%
$ 15,175,676	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)	$15,160,273
12,850,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/26/2029, 144A(b)	12,840,877
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A(a)	2,752,182
4,647,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	4,553,859
20,105,196	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)(b)	20,183,888
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	3,959,041
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	7,932,934
6,576,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2038, 144A	6,525,085
6,352,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	6,345,032
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	3,116,449
2,210,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	2,209,025
1,930,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	1,929,108
1,464,468	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/19/2041, 144A	1,453,875
2,959,535	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.164%, 6/17/2037, 144A(a)(c)	2,963,612
1,449,866	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.234%, 7/17/2037, 144A(a)(c)	1,452,285
770,102	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(b)	775,296
2,169,530	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	2,204,508
9,591,419	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)(b)	9,695,045
3,156,818	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	3,152,710
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(b)	1,814,222
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A(a)	1,638,040
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	1,139,706
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	3,502,298
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	913,189
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	4,488,890
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	2,296,879

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 6,880,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	$6,764,509
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	1,420,713
15,322,823	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	15,470,811
14,942,008	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	15,075,948
12,264,362	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	12,235,553
10,305,000	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	10,298,230
12,050,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	12,056,179
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(b)	3,872,616
170,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(b)	175,397
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	445,766
1,960,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	2,042,292
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	957,555
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	530,848
19,710,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	19,708,837
498,763	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	500,115
12,628,680	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	12,621,034
10,127,109	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)(b)	10,136,413

		249,311,124

	ABS Other – 1.6%
1,290,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	1,287,411
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A(d)	2,411,224
3,001,206	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	3,008,256
17,368,285	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	17,145,142
1,630,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A(a)	1,638,484
3,495,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	3,493,910
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(d)(e)(f)(g)(h)	440,679

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	$3,969,918
22,730,040	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	22,906,471
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	1,742,355
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062, 144A	3,294,539
1,145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A(a)	1,193,458
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	5,528,244
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	719,375
16,252,444	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	16,263,658
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	1,439,690
3,500,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(b)	3,709,903
18,474,963	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A(a)	18,306,576
12,940,916	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(a)	12,822,248

		121,321,541

	ABS Student Loan – 0.2%
2,760,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A(a)	2,779,949
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	5,780,354
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A(a)	5,853,955
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(b)	657,120

		15,071,378

	ABS Whole Business – 0.4%
600,850	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	645,630
3,466,313	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	3,473,217
13,785,000	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	13,795,215
8,119,650	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	8,187,571
1,177,050	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	1,197,167

		27,298,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 2.3%
$ 22,105,000	Boeing Co. (The), 3.625%, 2/01/2031(a)	$23,663,593
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	2,940,321
3,932,000	Boeing Co. (The), 3.750%, 2/01/2050	3,986,458
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	6,062,339
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,222,717
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049(a)	9,115,342
6,035,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	6,193,705
4,165,000	Boeing Co. (The), 5.150%, 5/01/2030(a)	4,888,419
60,763,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	80,995,277
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,313,547
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	12,563,230
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	14,137,853
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	428,538
9,030,000	TransDigm, Inc., 5.500%, 11/15/2027	9,278,325
400,000	TransDigm, Inc., 7.500%, 3/15/2027	419,000

		180,208,664

	Airlines – 2.0%
27,327,247	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	29,528,456
345,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	310,880
11,745,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	11,759,681
3,601,780	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	3,467,722
3,417,222	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,302,868
4,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	4,262,819
4,670,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	5,031,925
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	45,666,203
4,629,898	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027(a)	4,886,708

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 29,897,157	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	$33,340,711
4,493,743	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,754,559
3,480,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	3,571,350
5,205,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	5,379,107

		155,262,989

	Automotive – 1.3%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027(a)	3,973,759
30,125,000	Ford Motor Co., 4.750%, 1/15/2043	31,574,916
2,440,000	Ford Motor Co., 5.291%, 12/08/2046	2,717,550
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,835,621
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,875,428
3,505,000	General Motors Co., 5.200%, 4/01/2045	4,268,197
3,170,000	General Motors Co., 6.250%, 10/02/2043	4,269,823
44,900,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(a)	48,161,149
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(i)	890,355
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(i)	1,502,381

		101,069,179

	Banking – 4.8%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(i)	21,545,595
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(i)	16,307,225
19,880,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(a)	22,219,876
12,588,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	12,847,665
8,870,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(a)	8,553,135
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(i)	17,792,537
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	49,070,435
14,915,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A(a)	14,146,728

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(a)(i)	$23,310,000
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(a)	13,809,589
40,185,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	46,399,909
8,565,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A(a)	8,173,130
10,265,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	10,773,733
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033(a)	8,793,990
5,885,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	6,076,172
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,501,985
9,830,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	9,973,600
3,380,000	Intesa Sanpaolo SpA, 4.198%, 6/01/2032, 144A	3,464,297
13,820,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	13,196,718
20,030,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(a)	19,323,369
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	22,587,658
20,365,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	22,467,575

		373,334,921

	Brokerage – 0.6%
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036(a)	29,182,210
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	14,670,039

		43,852,249

	Building Materials – 1.2%
57,099,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	57,133,259
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,871,950
9,035,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(i)	9,202,238
4,057,000	Masco Corp., 6.500%, 8/15/2032	5,361,704
4,534,000	Masco Corp., 7.750%, 8/01/2029(a)	6,101,990
650,000	Owens Corning, 4.400%, 1/30/2048	759,821

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$ 6,344,000	Owens Corning, 7.000%, 12/01/2036(a)	$9,123,190

		91,554,152

	Cable Satellite – 3.7%
50,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	50,274,219
5,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	5,958,429
90,490,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051(a)	88,103,211
14,827,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	14,140,402
7,660,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	7,629,927
47,260,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	45,591,261
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	6,981,028
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	25,821,950
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	9,239,420
3,465,000	DISH DBS Corp., 5.875%, 11/15/2024	3,725,845
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	16,621,063
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,773,972
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	674,850
7,579,000	Ziggo BV, 5.500%, 1/15/2027, 144A	7,834,791

		289,370,368

	Chemicals – 0.8%
6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	6,378,213
11,740,000	Ashland LLC, 3.375%, 9/01/2031, 144A	11,842,725
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	2,122,680
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	11,568,375
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,373,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	$9,622,071
14,178,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A(a)	14,283,484
3,450,000	SPCM S.A., 3.125%, 3/15/2027, 144A	3,454,140
3,200,000	SPCM S.A., 3.375%, 3/15/2030, 144A	3,197,520

		63,842,808

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(f)(j)	36,724,305

	Consumer Cyclical Services – 2.6%
5,315,000	Expedia Group, Inc., 2.950%, 3/15/2031	5,371,126
42,710,000	Expedia Group, Inc., 3.250%, 2/15/2030	44,170,880
9,060,000	Expedia Group, Inc., 3.800%, 2/15/2028	9,833,070
16,135,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	15,993,819
8,919,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	10,814,287
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	14,736,750
33,010,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	33,236,944
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	22,225,210
38,763,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	42,324,351

		198,706,437

	Consumer Products – 0.4%
15,473,000	Avon Products, Inc., 8.450%, 3/15/2043	19,573,345
9,385,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	9,499,966

		29,073,311

	Diversified Manufacturing – 0.0%
2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.446%(c)(i)	2,035,800

	Electric – 1.1%
31,822,797	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	37,372,540
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027(a)	10,648,768

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 2,655,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	$2,645,352
6,582,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	5,985,903
8,302,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	8,160,963
11,201,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	11,050,802
11,830,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	12,046,943

		87,911,271

	Finance Companies – 5.6%
1,190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	1,264,050
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.876%, 1/15/2067, 144A(c)(f)(j)	1,796,884
10,575,000	Air Lease Corp., 3.125%, 12/01/2030(a)	10,833,670
6,606,000	Air Lease Corp., 4.625%, 10/01/2028(a)	7,420,004
4,065,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	4,124,779
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(i)	17,959,927
5,325,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(i)	5,449,073
15,585,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	16,860,227
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	32,457,802
30,250,000	Ares Capital Corp., 2.875%, 6/15/2028	30,643,808
7,990,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A(a)	7,961,136
11,041,000	FS KKR Capital Corp., 3.400%, 1/15/2026	11,536,533
64,915,000	GE Capital Funding LLC, 4.550%, 5/15/2032(a)	76,873,379
16,790,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035(a)	20,148,877
445,000	Navient Corp., 5.000%, 3/15/2027	458,350
19,021,000	Navient Corp., 6.750%, 6/15/2026	20,992,146
5,750,000	Navient Corp., MTN, 5.625%, 8/01/2033	5,469,688
3,162,000	Navient Corp., MTN, 6.125%, 3/25/2024	3,385,712
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	11,755,519

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 9,355,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	$9,337,539
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,831,216
10,870,000	Rocket Mortgage LLC, 5.250%, 1/15/2028, 144A	11,712,425
22,200,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	21,693,840
18,044,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	18,246,995
53,276,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	53,742,165
14,835,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	14,723,738

		432,679,482

	Financial Other – 1.3%
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	22,010,912
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	2,802,913
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	988,871
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	7,082,349
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	36,579,219
5,390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,592,125
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	14,548,750
4,185,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	3,726,406
4,445,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	4,390,021

		97,721,566

	Food & Beverage – 1.3%
6,490,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	6,753,040
68,535,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046(a)	78,197,750
14,795,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	15,048,290

		99,999,080

	Gaming – 0.8%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A(a)	19,548,256
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	19,927,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$ 4,850,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	$4,793,740
19,251,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	20,767,016
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	466,309

		65,502,871

	Government Owned - No Guarantee – 1.4%
2,929,000,000	Export-Import Bank of Korea, 4.890%, 8/09/2023, 144A, (INR)	39,242,740
689,000,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	9,446,155
16,920,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	16,340,659
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A(a)	11,029,473
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	27,283,763
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	2,589,625
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	4,900,191

		110,832,606

	Health Insurance – 0.6%
32,650,000	Centene Corp., 2.500%, 3/01/2031	32,201,062
8,940,000	Centene Corp., 2.625%, 8/01/2031	8,879,566
6,921,000	Centene Corp., 3.000%, 10/15/2030	7,094,025

		48,174,653

	Healthcare – 0.8%
24,220,000	HCA, Inc., 5.250%, 6/15/2049	30,913,181
29,992,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	34,415,820

		65,329,001

	Home Construction – 0.9%
910,000	Logan Group Co. Ltd., 4.250%, 7/12/2025	860,027
3,163,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	2,965,337
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	67,991,962

		71,817,326

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 3.1%
$ 15,807,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	$16,923,708
24,645,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	26,806,405
8,634,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	11,828,580
14,910,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	18,022,462
3,985,000	Devon Energy Corp., 4.500%, 1/15/2030, 144A	4,343,201
5,500,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	5,711,014
3,480,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,721,640
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	9,778,683
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	12,849,647
1,215,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,245,521
2,580,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,688,360
19,040,000	Hess Corp., 5.600%, 2/15/2041	23,789,546
1,724,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,871,988
16,125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	17,698,316
12,725,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	12,801,767
9,185,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	9,313,090
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(d)(e)(f)(k)	1,082,000
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(d)(e)(f)(k)	496,800
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	2,781,329
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	46,816,512
1,901,000	Ovintiv, Inc., 6.500%, 8/15/2034	2,563,839
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	1,138,959
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	5,699,724
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	742,093
495,000	Ovintiv, Inc., 7.375%, 11/01/2031	671,445
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	3,143,612

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 190,000	Range Resources Corp., 4.875%, 5/15/2025	$200,602

		244,730,843

	Industrial Other – 0.1%
5,995,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	6,054,950

	Leisure – 0.7%
17,850,000	Carnival Corp., 5.750%, 3/01/2027, 144A	18,452,437
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	10,280,750
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	3,833,563
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	19,208,353

		51,775,103

	Life Insurance – 2.9%
14,675,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	14,664,368
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047(a)	8,908,270
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(a)	24,547,819
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,085,843
10,175,000	MetLife, Inc., 10.750%, 8/01/2069(a)	17,719,833
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)	78,087,479
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(f)(j)	62,698,566
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(f)(j)	16,964,370

		226,676,548

	Lodging – 0.7%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	11,317,650
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	2,484,281
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	8,251,800
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	11,434,304
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	6,231,937
11,584,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	11,902,560

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	$1,623,549
1,695,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,930,215

		55,176,296

	Media Entertainment – 1.3%
8,340,000	AMC Networks, Inc., 4.250%, 2/15/2029	8,298,300
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	6,075,828
2,905,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,018,469
7,085,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	7,572,094
2,110,000	Netflix, Inc., 4.875%, 4/15/2028	2,431,775
17,720,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	20,865,300
2,007,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,430,979
9,827,000	Netflix, Inc., 5.875%, 11/15/2028	12,042,006
11,544,000	Netflix, Inc., 6.375%, 5/15/2029	14,603,160
5,955,000	ViacomCBS, Inc., 4.375%, 3/15/2043(a)	6,812,282
6,730,000	ViacomCBS, Inc., 4.900%, 8/15/2044(a)	8,238,562
6,940,000	ViacomCBS, Inc., 4.950%, 5/19/2050(a)	8,688,658

		101,077,413

	Metals & Mining – 3.2%
6,936,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A(a)	6,889,601
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A(a)	22,737,046
30,635,000	ArcelorMittal S.A., 6.750%, 3/01/2041	42,103,978
1,145,000	ArcelorMittal S.A., 7.000%, 10/15/2039	1,615,881
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034(a)	4,824,647
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	7,664,800
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	33,639,075
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,482,324
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	15,154,078

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	$41,869,569
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A(a)	18,217,649
50,440,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	50,741,639
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,789,078

		249,729,365

	Midstream – 0.9%
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	11,245,349
22,005,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	21,959,117
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	3,787,131
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	293,789
2,149,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	2,294,261
280,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	287,517
17,090,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	18,340,990
1,775,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	1,912,895
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	5,477,285

		65,598,334

	Mortgage Related – 0.0%
4,303	FHLMC, 5.000%, 12/01/2031(a)	4,732

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
10,990,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	11,000,407
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	520,081
3,475,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A(a)	3,484,486
190,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	189,053
5,150,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	5,156,572
412,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.684%, 1/15/2034, 144A(c)	406,989
3,380,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A(a)	3,434,469
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	617,693

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	$2,407,636
3,088,930	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.334%, 7/15/2038, 144A(c)	3,127,219
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	3,764,473
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.508%, 12/15/2047, 144A(a)(b)	427,056
1,415,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A(a)	1,408,300
9,556,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297%, 8/15/2046(a)(b)	10,064,103
645,000	Motel Trust, Series 2021-MTL6, Class C, 1-month LIBOR + 1.500%, 1.600%, 9/15/2038, 144A(c)	646,429
641,568	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	642,139
7,926,751	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.443%, 7/15/2046(b)	7,935,770
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,927,795
1,955,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,939,374
7,575,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.650%, 8/15/2046(a)(b)	7,558,010
1,410,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,464,961

		71,123,015

	Paper – 1.3%
16,157,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	22,915,086
9,625,000	International Paper Co., 8.700%, 6/15/2038(a)	15,729,106
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031(a)	11,671,207
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030(a)	35,221,343
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,274,772
7,985,000	Weyerhaeuser Co., 7.375%, 3/15/2032(a)	11,370,789

		102,182,303

	Pharmaceuticals – 0.0%
3,060,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	3,171,078

	Property & Casualty Insurance – 0.0%
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.386%, 1/15/2033(c)(d)(e)(f)(h)	13,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$ 13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.386%, 1/15/2033, 144A(c)(d)(e)(f)(h)	$2,412,412

		2,426,212

	Retailers – 0.8%
6,285,000	Carvana Co., 5.500%, 4/15/2027, 144A	6,415,099
4,455,000	Carvana Co., 5.625%, 10/01/2025, 144A	4,605,980
9,240,000	Carvana Co., 5.875%, 10/01/2028, 144A	9,546,860
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,526,986
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,576,170
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,689,515
5,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	6,212,925
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	11,331,412
3,860,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	3,884,125

		58,789,072

	Sovereigns – 0.9%
45,245,000	Mexico Government International Bond, 3.771%, 5/24/2061(a)	40,176,203
31,860,000	Mexico Government International Bond, 4.280%, 8/14/2041(a)	32,506,758

		72,682,961

	Supermarkets – 0.0%
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	3,232,475

	Supranational – 0.1%
793,840,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	10,812,330

	Technology – 2.1%
965,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	962,197
34,815,000	Broadcom, Inc., 4.300%, 11/15/2032	39,014,851
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	13,696,704
16,765,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	16,744,044
20,540,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	21,515,650

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 4,930,000		Jabil, Inc., 3.950%, 1/12/2028	$5,437,814
12,970,000		KLA Corp., 5.650%, 11/01/2034(a)	16,758,023
8,630,000		Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	8,870,776
4,485,000		MSCI, Inc., 3.250%, 8/15/2033, 144A	4,536,398
7,960,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	8,102,882
8,675,000		Square, Inc., 3.500%, 6/01/2031, 144A	8,898,208
17,090,000		SYNNEX Corp., 1.750%, 8/09/2026, 144A	16,907,056

			161,444,603

		Transportation Services – 0.4%
5,895,000		Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	5,627,190
19,345,000		Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	20,291,551
2,475,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	2,710,719
1,845,000		GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,766,141
315,000		GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	314,313

			30,709,914

		Treasuries – 13.5%
217,665	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	39,783,937
8,436,175	(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	41,323,628
76,210,000		U.S. Treasury Note, 0.125%, 11/30/2022(a)	76,198,092
45,170,000		U.S. Treasury Note, 0.125%, 12/31/2022(l)	45,155,885
187,560,000		U.S. Treasury Note, 0.125%, 1/31/2023(a)	187,464,755
158,300,000		U.S. Treasury Note, 0.125%, 2/28/2023(a)(l)	158,182,511
389,480,000		U.S. Treasury Note, 0.125%, 6/30/2023	388,810,581
78,705,000		U.S. Treasury Note, 0.125%, 7/31/2023	78,535,907
39,160,000		U.S. Treasury Note, 0.250%, 9/30/2023	39,129,406

			1,054,584,702

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 1.9%
$ 9,845,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	$9,898,003
2,146,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	2,231,287
24,995,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	24,151,418
42,300,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	44,129,475
20,890,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	22,031,319
38,320,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	42,311,491

		144,752,993

	Wirelines – 1.0%
25,684,000	AT&T, Inc., 3.650%, 9/15/2059	25,604,967
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	4,190,288
3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	3,164,119
1,875,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	2,039,063
9,878,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	11,088,055
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	27,329,494
5,915,000	Verizon Communications, Inc., 2.850%, 9/03/2041	5,772,863

		79,188,849

	Total Non-Convertible Bonds (Identified Cost $5,745,787,572)	5,992,498,383

Convertible Bonds – 5.8%
	Airlines – 0.4%
5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	5,531,219
18,914,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	28,252,788

		33,784,007

	Cable Satellite – 3.1%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	47,262,059
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	192,063,218

		239,325,277

	Consumer Cyclical Services – 0.4%
8,160,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(m)	8,809,952

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 8,860,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(n)	$7,799,331
11,830,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(m)	11,506,218

		28,115,501

	Gaming – 0.1%
2,390,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	7,626,490

	Healthcare – 0.3%
26,209,000	Teladoc Health, Inc., 1.250%, 6/01/2027	26,325,276

	Media Entertainment – 0.2%
12,670,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(m)	11,762,064

	Pharmaceuticals – 0.7%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	14,286,750
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,710,798
7,650,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	6,951,841
4,650,000	Livongo Health, Inc., 0.875%, 6/01/2025	6,143,069

		55,092,458

	Technology – 0.6%
24,720,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	40,814,540
8,485,000	Splunk, Inc., 1.125%, 6/15/2027	8,320,603

		49,135,143

	Total Convertible Bonds (Identified Cost $443,159,768)	451,166,216

Municipals – 1.2%
	Virginia – 1.2%
92,215,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $91,558,895)	96,290,820

	Total Bonds and Notes (Identified Cost $6,280,506,235)	6,539,955,419

Senior Loans – 0.9%
	Airlines – 0.1%
8,970,422	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(c)	9,025,500

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Cable Satellite – 0.1%
$ 3,926,000	DirecTV Financing LLC, Term Loan, 7/22/2027(o)	$3,927,217
3,992,630	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 7/22/2027(c)	3,993,868

		7,921,085

	Chemicals – 0.2%
10,864,295	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(c)	10,891,456

	Healthcare – 0.1%
7,022,629	Medline Industries, Inc., USD Term Loan B, 9/20/2028(o)	7,007,249

	Independent Energy – 0.2%
16,469,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(c)	18,006,052

	Lodging – 0.1%
9,065,193	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.500%, 8/02/2028(c)	9,085,590

	Pharmaceuticals – 0.1%
7,983,990	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(c)	7,993,012

	Total Senior Loans (Identified Cost $67,949,076)	69,929,944

Collateralized Loan Obligations – 2.9%
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(c)	7,114,429
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 2.980%, 7/20/2034, 144A(c)	7,239,236
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 3.226%, 7/15/2034, 144A(c)	1,804,983
10,050,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(c)	10,040,389
5,605,000	AIG CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 3.140%, 7/20/2034, 144A(c)	5,576,991
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.116%, 10/15/2034, 144A(c)	3,962,840
9,977,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.234%, 10/20/2031, 144A(c)	9,976,884
5,225,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 3.235%, 7/25/2034, 144A(c)(d)	5,225,000
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 2.134%, 1/17/2032, 144A(c)	10,688,628
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.134%, 1/17/2032, 144A(c)	2,244,978
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 5.216%, 7/20/2032, 144A(c)	5,219,830
4,305,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 3.397%, 7/15/2034, 144A(c)	4,316,297

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 6,075,000	Crown City CLO I, Series 2021-1A, Class CR, 3-month LIBOR + 3.420%, 3.566%, 7/20/2034, 144A(c)	$6,074,923
7,745,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 3.217%, 10/20/2034, 144A(c)	7,775,979
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.984%, 1/20/2034, 144A(c)	4,080,990
3,365,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 3.083%, 1/14/2028, 144A(c)	3,365,053
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.634%, 4/20/2031, 144A(c)	8,735,907
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.134%, 4/20/2031, 144A(c)	1,468,547
4,215,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 3.000%, 3.134%, 4/20/2031, 144A(c)	4,214,954
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.329%, 7/27/2031, 144A(c)	15,850,490
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.138%, 1/23/2031, 144A(c)	1,260,076
5,260,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.026%, 4/15/2034, 144A(c)	5,259,957
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.788%, 7/15/2034, 144A(c)	9,224,970
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 3.234%, 7/20/2032, 144A(c)	11,919,862
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 3.276%, 7/15/2034, 144A(c)	10,613,397
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-A2, Class DR, 3-month LIBOR + 3.300%, 3.409%, 7/15/2036, 144A(c)	4,946,441
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.798%, 7/02/2035, 144A(c)	12,441,429
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.048%, 7/02/2035, 144A(c)	9,719,876
12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.634%, 10/17/2031, 144A(a)(c)	12,640,812
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.834%, 10/17/2031, 144A(c)	5,112,440
1,455,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 1.831%, 5/21/2034, 144A(c)	1,462,199
11,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 2.981%, 5/21/2034, 144A(c)	11,439,842
1,710,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.684%, 7/20/2027, 144A(c)	1,713,309
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.084%, 1/20/2031, 144A(c)	700,015
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 3.893%, 10/20/2034, 144A(c)	2,156,272

	Total Collateralized Loan Obligations (Identified Cost $225,556,697)	225,588,225

Shares
Common Stocks – 8.6%
	Aerospace & Defense – 0.2%
51,366	Lockheed Martin Corp.	17,726,407

Shares	Description	Value (†)
Common Stocks – continued
	Air Freight & Logistics – 0.2%
99,820	United Parcel Service, Inc., Class B	$18,177,222

	Beverages – 0.2%
335,327	Coca-Cola Co. (The)	17,594,608

	Capital Markets – 0.5%
22,015	BlackRock, Inc.	18,463,100
197,326	Morgan Stanley	19,201,793

		37,664,893

	Chemicals – 0.2%
733,495	Hexion Holdings Corp., Class B(h)	15,525,889

	Communications Equipment – 0.2%
347,260	Cisco Systems, Inc.	18,901,362

	Electric Utilities – 0.5%
181,009	Duke Energy Corp.	17,664,668
244,731	NextEra Energy, Inc.	19,216,278

		36,880,946

	Electronic Equipment, Instruments & Components – 0.3%
553,744	Corning, Inc.	20,206,119

	Food & Staples Retailing – 0.2%
134,455	Walmart, Inc.	18,740,338

	Health Care Equipment & Supplies – 0.2%
157,455	Abbott Laboratories	18,600,159

	Health Care Providers & Services – 0.5%
49,788	Anthem, Inc.	18,560,967
46,430	UnitedHealth Group, Inc.	18,142,058

		36,703,025

	Hotels, Restaurants & Leisure – 0.2%
156,327	Starbucks Corp.	17,244,431

	Household Products – 0.3%
136,026	Procter & Gamble Co. (The)	19,016,435

	IT Services – 0.4%
59,929	Accenture PLC, Class A	19,172,485
45,016	Automatic Data Processing, Inc.	8,999,599

		28,172,084

	Machinery – 0.4%
41,133	Cummins, Inc.	9,236,826
53,066	Deere & Co.	17,780,825

		27,017,651

	Media – 0.5%
328,856	Comcast Corp., Class A	18,392,916

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
705,779	iHeartMedia, Inc., Class A(h)	$17,658,591

		36,051,507

	Metals & Mining – 0.2%
305,108	Newmont Corp.	16,567,364

	Oil, Gas & Consumable Fuels – 0.9%
93,585	Battalion Oil Corp.(h)	910,582
186,859	Chevron Corp.	18,956,846
666,240	Lonestar Resources U.S., Inc.(d)(e)(f)(g)(h)(p)	7,128,768
485,722	SM Energy Co.	12,813,346
150,022	Whiting Petroleum Corp.(h)	8,762,785
752,754	Williams Cos., Inc. (The)	19,526,439

		68,098,766

	Pharmaceuticals – 0.7%
246,078	Bristol-Myers Squibb Co.	14,560,435
111,090	Johnson & Johnson	17,941,035
248,601	Merck & Co., Inc.	18,672,421

		51,173,891

	Professional Services – 0.0%
7,905	Clarivate PLC(h)	173,119

	REITs - Diversified – 0.2%
67,601	American Tower Corp.	17,941,981

	Road & Rail – 0.2%
87,981	Union Pacific Corp.	17,245,156

	Semiconductors & Semiconductor Equipment – 0.1%
51,476	Texas Instruments, Inc.	9,894,202

	Software – 0.3%
17,622	iQor Holdings, Inc.(f)(h)(j)	208,169
66,770	Microsoft Corp.	18,823,798

		19,031,967

	Specialty Retail – 0.1%
29,538	Home Depot, Inc. (The)	9,696,144

	Technology Hardware, Storage & Peripherals – 0.2%
131,346	Apple, Inc.	18,585,459

	Wireless Telecommunication Services – 0.7%
416,878	T-Mobile US, Inc.(h)	53,260,333

	Total Common Stocks (Identified Cost $665,373,752)	665,891,458

Shares	Description	Value (†)
Preferred Stocks – 1.7%
Convertible Preferred Stocks – 1.5%
	Banking – 0.7%
27,889	Bank of America Corp., Series L, 7.250%(a)	$40,227,651
11,335	Wells Fargo & Co., Class A, Series L, 7.500%(a)	16,798,470

		57,026,121

	Food & Beverage – 0.1%
40,109	Bunge Ltd., 4.875%	4,770,659

	Midstream – 0.3%
433,942	El Paso Energy Capital Trust I, 4.750%	21,501,826

	Technology – 0.2%
170,945	Clarivate PLC, Series A, 5.250%	14,819,222

	Wireless – 0.2%
18,039	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(f)(j)	20,397,960

	Total Convertible Preferred Stocks (Identified Cost $108,512,103)	118,515,788

Non-Convertible Preferred Stocks – 0.2%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	136,744

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	412,263

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(h)	925,172

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs - Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%(a)	11,830,490

	Total Non-Convertible Preferred Stocks (Identified Cost $11,111,452)	16,202,169

	Total Preferred Stocks (Identified Cost $119,623,555)	134,717,957

Closed-End Investment Companies – 0.0%
170,568	NexPoint Strategic Opportunities Fund (Identified Cost $9,816,437)	2,372,601

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.5%
$ 116,740,676	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $116,740,676 on 10/01/2021 collateralized by $85,723,500 U.S. Treasury Inflation Indexed Note, 0.250% due 07/15/2029 valued at $101,637,718; $15,576,300 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $17,437,864 including accrued interest(r) (Identified Cost $116,740,676)	$116,740,676

	Total Investments – 99.6% (Identified Cost $7,485,566,428)	7,755,196,280
	Other assets less liabilities – 0.4%	33,242,118

	Net Assets – 100.0%	$7,788,438,398

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2021, securities held by the Funds were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$138,790,254	1.8%	$11,574,459	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2021 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.

(e)	Fair valued by the Fund’s adviser. At September 30, 2021, the value of these securities amounted to $11,574,459 or 0.1% of net assets.

(f)	Illiquid security.

(g)	Securities subject to restriction on resale. At September 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	$20,744,987		$440,679	Less than 0.1%
Lonestar Resources U.S., Inc.	12/01/2020	4,623,706	*	7,128,768	0.1%

*	Represents basis assigned upon receipt in a taxable restructuring.

(h)	Non-income producing security.

(i)	Perpetual bond with no specified maturity date.

(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2021, the value of these securities amounted to $138,790,254 or 1.8% of net assets.

(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(o)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(p)	Affiliated issuer.

(r)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $2,714,505,706 or 34.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	12/02/2021	BRL	S	115,203,000	$21,590,981	$20,952,881	$638,100

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/21/2021	4,465	$593,971,078	$587,635,859	$(6,335,219)

At September 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/21/2021	7,724	$1,139,153,942	$1,121,911,000	$17,242,942
Ultra Long U.S. Treasury Bond	12/21/2021	360	70,540,282	68,782,500	1,757,782

Total					$19,000,724

Affiliated Transactions

As a result of a business restructuring, the Fund received common shares of Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate at September 30, 2021. A summary of affiliated transactions for the period ended September 30, 2021, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Lonestar Resources U.S., Inc.	$4,623,706	$—	$—	$—	$—	$2,505,062	$7,128,768	$—

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$118,469,638	$2,851,903	(a)	$121,321,541
Independent Energy	—	243,152,043	1,578,800	(b)	244,730,843
Property & Casualty Insurance	—	—	2,426,212	(b)	2,426,212
All Other Non-Convertible Bonds*	—	5,624,019,787	—		5,624,019,787

Total Non-Convertible Bonds	—	5,985,641,468	6,856,915		5,992,498,383

Convertible Bonds*	—	451,166,216	—		451,166,216
Municipals*	—	96,290,820	—		96,290,820

Total Bonds and Notes	—	6,533,098,504	6,856,915		6,539,955,419

Senior Loans*	—	69,929,944	—		69,929,944
Collateralized Loan Obligations	—	220,363,225	5,225,000	(c)	225,588,225
Common Stocks
Chemicals	—	15,525,889	—		15,525,889
Oil, Gas & Consumable Fuels	60,969,998	—	7,128,768	(b)	68,098,766
Software	18,823,798	208,169	—		19,031,967
All Other Common Stocks*	563,234,836	—	—		563,234,836

Total Common Stocks	643,028,632	15,734,058	7,128,768		665,891,458

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,770,659	—		4,770,659
Wireless	—	20,397,960	—		20,397,960
All Other Convertible Preferred Stocks*	93,347,169	—	—		93,347,169

Total Convertible Preferred Stocks	93,347,169	25,168,619	—		118,515,788

Non-Convertible Preferred Stocks
Electric	—	136,744	—		136,744
REITs - Office Property	—	2,897,500	—		2,897,500
REITs - Warehouse/Industrials	—	11,830,490	—		11,830,490
All Other Non-Convertible Preferred Stocks*	1,337,435	—	—		1,337,435

Total Non-Convertible Preferred Stocks	1,337,435	14,864,734	—		16,202,169

Total Preferred Stocks	94,684,604	40,033,353	—		134,717,957

Closed-End Investment Companies	2,372,601	—	—		2,372,601
Short-Term Investments	—	116,740,676	—		116,740,676

Total Investments	740,085,837	6,995,899,760	19,210,683		7,755,196,280

Forward Foreign Currency Contracts (unrealized appreciation)	—	638,100	—		638,100
Futures Contracts (unrealized appreciation)	19,000,724	—	—		19,000,724

Total	$759,086,561	$6,996,537,860	$19,210,683		$7,774,835,104

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(6,335,219)	$—	$—	$(6,335,219)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($2,411,224) or Fair valued by the Fund’s adviser ($440,679).
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$26,341,487	(a)	$—	$(1,792,359)	$37,706,391	$3,686,173	$(63,089,789)	$—	$—	$2,851,903	$5,092,474
Finance Companies	1,205,500		—	—	—	—	—	—	(1,205,500)	—	—
Independent Energy	—		379,847	—	1,063,113	—	—	135,840	—	1,578,800	1,063,113
Property & Casualty Insurance	—		47,200	—	(2,543,738)	—	—	4,922,750	—	2,426,212	(2,543,738)
Collateralized Loan Obligations	—		—	—	—	5,225,000	—	—	—	5,225,000	—
Common Stocks
Oil, Gas & Consumable Fuels	4,623,706	(a)	—	(1,451,033)	3,956,095	—	—	—	—	7,128,768	2,505,062
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(148,975,606)	148,975,606	—	—	—	—	—	—
Warrants	10,234,074		—	—	5,124,205	10	(15,358,289)	—	—	—	—

Total	$42,404,767		$427,047	$(152,218,998)	$194,281,672	$8,911,183	$(78,448,078)	$5,058,590	$(1,205,500)	$19,210,683	$6,116,911

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $1,205,500 was transferred from Level 3 to Level 2 during the period ended September 30, 2021. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At September 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $135,840 were transferred from Level 2 to Level 3 during the period ended September 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

Debt securities valued at $4,922,750 were transferred from Level 2 to Level 3 during the period ended September 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended September 30, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended September 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$638,100	$—
Exchange-traded asset derivatives
Interest rate contracts	—	19,000,724

Total asset derivatives	$638,100	$19,000,724

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(6,335,219)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 77,769,790	$77,139,790

Net loss amount reflects cash received as collateral of $630,000.

Industry Summary at September 30, 2021 (Unaudited)

Treasuries	13.5%
Cable Satellite	6.9
Finance Companies	5.6
Banking	5.5
Metals & Mining	3.4
Independent Energy	3.3
ABS Home Equity	3.2
Consumer Cyclical Services	3.0
Life Insurance	2.9
Technology	2.9
Airlines	2.5
Aerospace & Defense	2.5
Wireless	2.1
Other Investments, less than 2% each	37.9
Collateralized Loan Obligations	2.9
Short-Term Investments	1.5
Closed-End Investment Companies	0.0 *

Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%

*	Less than 0.1%